BLACKROCK EUROFUND

(the “Fund”)

Supplement dated July 9, 2024 to the Statement of Additional Information (“SAI”) of the Fund, dated October 27, 2023, as amended or supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Andreas Zoellinger, CFA, and Tom Joy, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. On or about December 31, 2024, Andreas Zoellinger, CFA will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about the funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended April 30, 2023.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Tom Joy, CFA	0 $0	7 $2.31 Billion	4 $584.81 Million	0 $0	0 $0	0 $0
Andreas Zoellinger, CFA[1]	1 $206.59 Million	14 $6.29 Billion	4 $615.65 Million	0 $0	0 $0	0 $0

[1]	On or about December 31, 2024, Andreas Zoellinger, CFA will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

As of June 30, 2023, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Andreas Zoellinger, CFA[1]	$100,001-$500,000
Tom Joy, CFA	$10,001-$50,000

[1]	On or about December 31, 2024, Andreas Zoellinger, CFA will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.